Form N-1A Cover	Mar. 23, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JANUS DETROIT STREET TRUST
Entity Central Index Key	0001500604
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 23, 2026
Prospectus Date	Mar. 23, 2026